Leasing - Schedule of Consolidated Balance Sheets and Components of Lease Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Consolidated Balance Sheets and Components of Lease Expenses [Abstract]
Operating lease right-of-use assets, net	$ 653,730	$ 624,945
Operating lease liabilities-current	231,978	187,214
Operating lease liabilities-non-current	441,504	439,854
Total operating lease liabilities	673,482	627,068
Amortization of right-of-use assets	224,451	180,464
Interest of operating lease liabilities	23,048	14,774
Total lease cost	$ 247,499	$ 195,238